COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17 – COMMITMENTS AND CONTINGENCIES

Contingencies

The Company may be involved in various legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and18 can be reasonably estimated. Although the Company can give no assurances about the resolution of pending claims, litigation or other disputes and the effect such outcomes may have on the Company, the Company believes that any ultimate liability resulting from the outcome of such proceedings, to the extent not otherwise provided or covered by insurance, will not have a material adverse effect on the Company’s consolidated financial position or results of operations or liquidity as at March 31, 2024 and 2023.

Contractual Commitments

As of March 31, 2024, the Company’s contractual obligations consisted of the following:

Contractual Obligations	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Lease commitment	$46,686	$19,739	$26,946	$–	$–
MTM Animation acquisition	133,002	133,002	–	–	–
Repayment of other loan payable	767,133	511,422	255,711	–	–
Repayment of bank loans	62,412,996	62,412,996	–	–	–
Total	$63,359,816	$63,077,159	$282,657	$–	$–